TAXES ON INCOME	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 10:-	TAXES ON INCOME

a.	Deferred tax assets and liabilities:

The Company recorded a full valuation allowance for deferred tax assets with respect to its deferred tax assets in Israel due to uncertainty about its ability to utilize such losses in the future. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making this assessment.

b.	Reconciliation of the theoretical income tax (expense) benefit to the actual income tax expense:

For the six months period ended June 30, 2019 the main differences between the theoretical tax expenses (statutory tax rate of 23%) and the actual tax expenses are tax benefit arising from "Beneficiating and Preferred enterprises" and realization of carryforward tax losses for which valuation allowance  was provided.